Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Interest income
Loans	[1]	$ 29,390	$ 23,159
Securities	[1]	2,877	1,467
Securities purchased under resale agreements and securities borrowed	[1]	459	178
Deposits with financial institutions	[1]	832	182
Interest income	[1]	33,558	24,986
Interest expense
Deposits		12,794	6,465
Subordinated debentures		270	180
Other		2,379	1,380
Interest expenses		15,443	8,025
Net interest income		18,115	16,961
Non-interest income
Card revenues		779	749
Banking services fees		1,770	1,598
Credit fees		1,647	1,485
Mutual funds		2,269	2,394
Brokerage fees		1,125	1,039
Investment management and trust		999	994
Underwriting and advisory fees		543	724
Non-trading foreign exchange fees		878	787
Trading revenues		1,791	2,033
Net gain on sale of investment securities		74	419
Net income from investments in associated corporations		268	339
Insurance underwriting income, net of claims		433	398
Other fees and commissions		650	677
Other		75	655
Total non-interest income		13,301	14,291
Total revenue		31,416	31,252
Provision for credit losses		1,382	1,808
Profit from operating activity		30,034	29,444
Non-interest expenses
Salaries and employee benefits		8,836	8,541
Premises and technology		2,424	2,351
Depreciation and amortization		1,531	1,511
Communications		361	369
Advertising and business development		480	404
Professional		826	789
Business and capital taxes		541	511
Other		2,103	2,142
Total non-interest expenses		17,102	16,618
Income before taxes		12,932	12,826
Income tax expense		2,758	2,871
Net income		10,174	9,955
Net income attributable to non-controlling interests in subsidiaries		258	331
Net income attributable to equity holders of the Bank		9,916	9,624
Preferred shareholders and other equity instrument holders		260	233
Common shareholders		$ 9,656	$ 9,391
Earnings per common share (in dollars)
Basic	[2]	$ 8.05	$ 7.74
Diluted	[2]	8.02	7.7
Dividends paid per common share (in dollars)		$ 4.06	$ 3.6

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $32,573 for the year ended October 31, 2022 (October 31, 2021 – $24,547).
[2]	Earnings per share calculations are based on full dollar and share amounts.